Material accounting policies - Revenue from Contracts with Customers (Details)	12 Months Ended
Dec. 31, 2024
Residential customers | Bell Wireless
Disclosure of performance obligations [line items]
Contract with customer, significant payment terms, duration	24 months
Business customers | Bell Wireless
Disclosure of performance obligations [line items]
Contract with customer, significant payment terms, duration	36 months
Business customers | Bell Wireline
Disclosure of performance obligations [line items]
Contract with customer, significant payment terms, duration	7 years